Nature of Business and Reverse Stock Split (Details Narrative) - USD ($)	Jul. 11, 2019	Mar. 31, 2020	Jul. 12, 2019	Jul. 10, 2019	Jun. 30, 2019	Jun. 30, 2018
Reverse stock split	1-for-10 reverse split
Common stock, shares outstanding	5,101,580	5,108,407		51,000,868	5,101,580	3,106,103
Common stock, shares authorized	30,000,000	30,000,000		300,000,000	30,000,000	30,000,000
Preferred stock, shares authorized	500,000	500,000		5,000,000	500,000	500,000
Common stock par value	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Additional paid in capital		$ 37,292,000			$ 35,902,000	$ 19,224,000
2019 Reverse Split [Member]
Reverse stock split	1-for-10 reverse split
Common stock, shares outstanding	51,000,868		5,101,580
Common stock, shares authorized	300,000,000		30,000,000
Preferred stock, shares authorized	5,000,000		500,000
Common stock par value	$ 0.001		$ 0.001
Additional paid in capital			$ 46,000